Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Loss Per Share
	Consolidated
	December 31, 2025		December 31, 2024		December 31, 2023
Loss after income tax attributable to shareholders	US$	(268,377)	US$	(1,369,643)	US$	(1,395,250)
Number of ordinary shares*		3,446,434		3,431,434		3,410,434
Weighted average number of ordinary shares on issue*		3,441,050		3,430,562		2,368,265
Basic and Diluted loss per share*	US$	(0.08)	US$	(0.40)	US$	(0.59)

*	Adjusted for post-share consolidation of 10 shares for 1 share on October 16, 2023.